Warrants (Details) - Schedule of Private Warrants are Accounted for as Liabilities	Mar. 31, 2024
Fair Value of the Underlying Asset as of the Valuation Date [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	0.1
Strike Price [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	11.5
Life to Expiration (Years.) [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	4
Volatility [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	88.5
Number of Steps [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	100
Redemption Price (per share) [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	0.1